COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of operating lease commitments
Office Premises
RMB
2018	263,400,004
2019	188,973,971
2020	98,682,126
2021	66,924,998
2022	53,406,162
Thereafter	178,218,196

849,605,457